UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)	February 28, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.9%
Autoliv, Inc.	22,500	$1,003,725	*
Goodyear Tire & Rubber Co.	70,800	919,692	*
Lear Corp.	14,600	1,011,342	*
TRW Automotive Holdings Corp.	62,760	1,686,361	*

Total Auto Components		4,621,120

Automobiles - 0.4%
Ford Motor Co.	161,700	1,898,358	*

Diversified Consumer Services - 0.7%
Apollo Group Inc., Class A Shares	34,020	2,037,118	*
ITT Educational Services Inc.	14,256	1,554,474	*

Total Diversified Consumer Services		3,591,592

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	67,830	4,330,946
Starbucks Corp.	84,640	1,939,102	*

Total Hotels, Restaurants & Leisure		6,270,048

Household Durables - 1.1%
Garmin Ltd.	77,290	2,469,415
Jarden Corp.	27,000	865,620
Leggett & Platt Inc.	63,800	1,209,010
Newell Rubbermaid Inc.	68,590	943,113

Total Household Durables		5,487,158

Internet & Catalog Retail - 0.1%
Amazon.com Inc.	6,000	710,400	*

Media - 2.9%
Cablevision Systems Corp., New York Group, Class A Shares	51,060	1,229,525
Comcast Corp., Class A Shares	160,590	2,640,100
DIRECTV, Class A Shares	54,300	1,838,055	*
Gannett Co. Inc.	84,010	1,272,751
Time Warner Cable Inc.	64,460	3,009,637
Time Warner Inc.	44,046	1,279,096
Viacom Inc., Class B Shares	59,400	1,761,210	*
Walt Disney Co.	60,950	1,904,078

Total Media		14,934,452

Multiline Retail - 1.6%
Dollar Tree Inc.	45,450	2,533,383	*
Family Dollar Stores Inc.	54,400	1,794,656
Kohl’s Corp.	20,150	1,084,473	*
Target Corp.	51,300	2,642,976

Total Multiline Retail		8,055,488

Specialty Retail - 3.1%
Aeropostale Inc.	27,000	954,720	*
Best Buy Co. Inc.	48,230	1,760,395
Gap Inc.	72,320	1,554,880
Home Depot Inc.	92,460	2,884,752
Limited Brands Inc.	63,800	1,410,618
Lowe’s Cos. Inc.	94,900	2,250,079
Ross Stores Inc.	54,170	2,649,455
TJX Cos. Inc.	53,480	2,226,372

Total Specialty Retail		15,691,271

Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp.	13,216	1,056,355

TOTAL CONSUMER DISCRETIONARY		62,316,242

CONSUMER STAPLES - 10.3%
Beverages - 2.1%
Coca-Cola Co.	111,190	5,861,937
Coca-Cola Enterprises Inc.	89,250	2,280,337

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

SECURITY	SHARES	VALUE
Beverages - continued
PepsiCo Inc.	41,840	$2,613,745

Total Beverages		10,756,019

Food & Staples Retailing - 2.3%
CVS Caremark Corp.	91,290	3,081,038
Wal-Mart Stores Inc.	138,190	7,471,933
Walgreen Co.	37,570	1,323,967

Total Food & Staples Retailing		11,876,938

Food Products - 1.6%
Archer-Daniels-Midland Co.	37,660	1,105,698
ConAgra Foods Inc.	119,760	2,929,330
Del Monte Foods Co.	109,700	1,285,684
General Mills Inc.	22,700	1,634,627
Kraft Foods Inc., Class A Shares	39,010	1,109,054

Total Food Products		8,064,393

Household Products - 2.5%
Colgate-Palmolive Co.	30,800	2,554,552
Procter & Gamble Co.	158,280	10,015,958

Total Household Products		12,570,510

Tobacco - 1.8%
Altria Group Inc.	131,120	2,638,134
Philip Morris International Inc.	134,560	6,590,749

Total Tobacco		9,228,883

TOTAL CONSUMER STAPLES		52,496,743

ENERGY - 10.9%
Energy Equipment & Services - 1.6%
Noble Corp.	57,900	2,446,854	*
Oil States International Inc.	68,530	2,948,161	*
Rowan Cos. Inc.	25,800	671,316	*
Schlumberger Ltd.	33,890	2,070,679

Total Energy Equipment & Services		8,137,010

Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources Inc.	43,270	1,990,853	*
Anadarko Petroleum Corp.	20,400	1,430,652
Apache Corp.	21,740	2,253,134
Chevron Corp.	115,740	8,368,002
ConocoPhillips	90,500	4,344,000
CONSOL Energy Inc.	30,870	1,554,613
Devon Energy Corp.	25,890	1,782,785
EXCO Resources Inc.	72,300	1,367,193
Exxon Mobil Corp.	241,235	15,680,275
Marathon Oil Corp.	43,000	1,244,850
Occidental Petroleum Corp.	55,300	4,415,705
Peabody Energy Corp.	37,960	1,745,021
Quicksilver Resources Inc.	79,500	1,186,140	*

Total Oil, Gas & Consumable Fuels		47,363,223

TOTAL ENERGY		55,500,233

FINANCIALS - 12.4%
Capital Markets - 2.0%
Ameriprise Financial Inc.	13,200	528,396
Bank of New York Mellon Corp.	33,890	966,543
Blackstone Group LP	37,200	520,056
Goldman Sachs Group Inc.	20,030	3,131,690
Morgan Stanley	44,200	1,245,556
State Street Corp.	24,000	1,077,840
TD Ameritrade Holding Corp.	100,493	1,757,623	*
Waddell & Reed Financial Inc., Class A Shares	31,600	1,039,008

Total Capital Markets		10,266,712

Commercial Banks - 2.9%
Bank of Hawaii Corp.	11,300	476,973
Bank of Montreal	48,880	2,598,950
BOK Financial Corp.	27,500	1,264,450

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

SECURITY	SHARES	VALUE
Commercial Banks - continued
Commerce Bancshares Inc.	15,200	$615,752
Credicorp Ltd.	20,900	1,632,290
Royal Bank of Canada	35,480	1,917,694
U.S. Bancorp	89,040	2,191,274
Wells Fargo & Co.	153,300	4,191,222

Total Commercial Banks		14,888,605

Consumer Finance - 0.6%
American Express Co.	42,800	1,634,532
AmeriCredit Corp.	62,200	1,383,950	*

Total Consumer Finance		3,018,482

Diversified Financial Services - 2.7%
Bank of America Corp.	341,750	5,693,555
JPMorgan Chase & Co.	188,680	7,918,900

Total Diversified Financial Services		13,612,455

Insurance - 3.0%
ACE Ltd.	39,500	1,974,605	*
Allstate Corp.	60,400	1,887,500
American Financial Group Inc.	65,950	1,706,127
Chubb Corp.	30,100	1,518,846
PartnerRe Ltd.	18,800	1,496,668
Progressive Corp.	76,900	1,318,835
Reinsurance Group of America Inc.	19,100	907,823
Travelers Cos. Inc.	39,460	2,075,201
Unum Group	110,782	2,305,373

Total Insurance		15,190,978

Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management Inc.	57,600	1,058,688

Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	278,500	3,862,795

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp Inc.	92,325	1,248,234

TOTAL FINANCIALS		63,146,949

HEALTH CARE - 14.7%
Biotechnology - 1.7%
Amgen Inc.	63,630	3,602,094	*
Cephalon Inc.	38,220	2,624,568	*
Gilead Sciences Inc.	54,420	2,590,936	*

Total Biotechnology		8,817,598

Health Care Equipment & Supplies - 1.5%
Baxter International Inc.	37,130	2,113,811
Beckman Coulter Inc.	13,400	878,504
CareFusion Corp.	17,200	434,128	*
Covidien PLC	25,595	1,257,226
Hospira Inc.	27,900	1,460,007	*
Medtronic Inc.	29,560	1,282,904

Total Health Care Equipment & Supplies		7,426,580

Health Care Providers & Services - 3.3%
Aetna Inc.	72,548	2,175,714
AmerisourceBergen Corp.	36,000	1,009,440
Community Health Systems Inc.	52,295	1,792,150	*
Coventry Health Care Inc.	70,620	1,636,972	*
Health Management Associates Inc., Class A Shares	134,320	979,193	*
Humana Inc.	35,400	1,675,482	*
McKesson Corp.	27,500	1,626,625
Medco Health Solutions Inc.	36,640	2,317,114	*
UnitedHealth Group Inc.	73,940	2,503,608
WellPoint Inc.	21,600	1,336,392	*

Total Health Care Providers & Services		17,052,690

Life Sciences Tools & Services - 0.4%
Life Technologies Corp.	40,079	2,034,410	*

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.8%
Abbott Laboratories	60,300	$3,273,084
Bristol-Myers Squibb Co.	119,460	2,927,965
Eli Lilly & Co.	36,180	1,242,421
Endo Pharmaceuticals Holdings Inc.	109,930	2,500,907	*
Forest Laboratories Inc.	32,300	965,124	*
Johnson & Johnson	102,980	6,487,740
Merck & Co. Inc.	177,169	6,533,993
Mylan Inc.	66,100	1,410,574	*
Perrigo Co.	16,700	827,819
Pfizer Inc.	488,441	8,572,139
Warner Chilcott PLC	72,100	1,962,562	*
Watson Pharmaceuticals Inc.	75,720	3,012,899	*

Total Pharmaceuticals		39,717,227

TOTAL HEALTH CARE		75,048,505

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.7%
Alliant Techsystems Inc.	10,840	861,238	*
Boeing Co.	22,450	1,417,942
General Dynamics Corp.	25,830	1,873,966
Honeywell International Inc.	23,230	932,917
Lockheed Martin Corp.	26,410	2,053,642
Raytheon Co.	27,390	1,540,414

Total Aerospace & Defense		8,680,119

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B Shares	32,960	1,936,070

Airlines - 0.3%
Southwest Airlines Co.	130,400	1,640,432

Building Products - 0.2%
Owens Corning Inc.	47,500	1,117,675	*

Commercial Services & Supplies - 0.5%
Brink’s Co.	27,440	699,171
R.R. Donnelley & Sons Co.	87,760	1,745,547

Total Commercial Services & Supplies		2,444,718

Construction & Engineering - 0.8%
Foster Wheeler AG	39,000	959,790	*
KBR Inc.	77,100	1,596,741
Shaw Group Inc.	45,500	1,578,850	*

Total Construction & Engineering		4,135,381

Electrical Equipment - 0.2%
Emerson Electric Co.	25,330	1,199,122

Industrial Conglomerates - 3.2%
3M Co.	37,650	3,017,647
General Electric Co.	444,120	7,132,567
Tyco International Ltd.	111,810	4,031,869
United Technologies Corp.	31,400	2,155,610

Total Industrial Conglomerates		16,337,693

Machinery - 0.9%
Illinois Tool Works Inc.	38,000	1,729,760
Joy Global Inc.	27,042	1,373,733
Pall Corp.	32,040	1,264,619

Total Machinery		4,368,112

Professional Services - 0.1%
FTI Consulting Inc.	16,700	613,558	*

TOTAL INDUSTRIALS		42,472,880

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.8%
Cisco Systems Inc.	298,920	7,272,724	*
CommScope Inc.	54,740	1,395,323	*
Corning Inc.	93,700	1,651,931
QUALCOMM Inc.	50,390	1,848,809

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

SECURITY	SHARES	VALUE
Communications Equipment - continued
Research In Motion Ltd.	15,329	$1,086,519	*
Tellabs Inc.	145,600	1,006,096

Total Communications Equipment		14,261,402

Computers & Peripherals - 7.6%
Apple Inc.	50,320	10,296,478	*
Dell Inc.	121,600	1,608,768	*
EMC Corp.	123,500	2,160,015	*
Hewlett-Packard Co.	160,670	8,160,429
International Business Machines Corp.	87,220	11,090,895
Seagate Technology	217,950	4,339,385	*
Western Digital Corp.	26,700	1,031,421	*

Total Computers & Peripherals		38,687,391

Electronic Equipment, Instruments & Components - 0.5%
Flextronics International Ltd.	231,400	1,610,544	*
Tech Data Corp.	17,900	766,836	*

Total Electronic Equipment, Instruments & Components		2,377,380

Internet Software & Services - 1.4%
eBay Inc.	53,300	1,226,966	*
Google Inc., Class A Shares	11,200	5,900,160	*

Total Internet Software & Services		7,127,126

IT Services - 1.1%
Accenture PLC, Class A Shares	51,282	2,049,742
Cognizant Technology Solutions Corp., Class A Shares	34,020	1,637,383	*
Computer Sciences Corp.	36,660	1,898,621	*

Total IT Services		5,585,746

Office Electronics - 0.6%
Xerox Corp.	329,068	3,083,367

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	322,120	6,613,123
LSI Corp.	339,180	1,828,180	*
Micron Technology Inc.	145,160	1,315,150	*
NVIDIA Corp.	80,150	1,298,430	*
Texas Instruments Inc.	50,770	1,237,773

Total Semiconductors & Semiconductor Equipment		12,292,656

Software - 5.0%
BMC Software Inc.	51,840	1,909,786	*
Broadridge Financial Solutions Inc.	34,800	732,192
CA Inc.	73,557	1,655,033
Microsoft Corp.	427,850	12,262,181
Nuance Communications Inc.	96,100	1,382,879	*
Oracle Corp.	252,410	6,221,906
Symantec Corp.	78,240	1,294,872	*

Total Software		25,458,849

TOTAL INFORMATION TECHNOLOGY		108,873,917

MATERIALS - 3.0%
Chemicals - 1.0%
Dow Chemical Co.	37,800	1,070,118
E.I. du Pont de Nemours & Co.	27,680	933,370
Huntsman Corp.	125,910	1,728,744
Monsanto Co.	20,170	1,425,010

Total Chemicals		5,157,242

Containers & Packaging - 0.2%
Temple-Inland Inc.	35,020	652,072

Metals & Mining - 1.8%
AK Steel Holding Corp.	85,960	1,850,719
Cliffs Natural Resources Inc.	21,381	1,205,888
IAMGOLD Corp.	114,300	1,688,211
Steel Dynamics Inc.	85,914	1,402,976
Teck Cominco Ltd., Class B Shares	27,900	1,030,626	*

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

SECURITY			SHARES	VALUE
Metals & Mining - continued
Yamana Gold Inc.			190,190	$2,004,603

Total Metals & Mining				9,183,023

TOTAL MATERIALS				14,992,337

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T Inc.			296,160	7,347,729
Verizon Communications Inc.			205,960	5,958,423

Total Diversified Telecommunication Services				13,306,152

Wireless Telecommunication Services - 0.2%
Rogers Communications Inc., Class B Shares			31,900	1,053,657

TOTAL TELECOMMUNICATION SERVICES				14,359,809

UTILITIES - 2.2%
Electric Utilities - 0.3%
DPL Inc.			38,200	1,013,828
Exelon Corp.			13,570	587,581

Total Electric Utilities				1,601,409

Gas Utilities - 0.6%
AGL Resources Inc.			31,900	1,158,927
Atmos Energy Corp.			29,980	823,251
Energen Corp.			21,000	954,660

Total Gas Utilities				2,936,838

Independent Power Producers & Energy Traders - 0.2%
AES Corp.			73,290	856,760	*

Multi-Utilities - 1.1%
CMS Energy Corp.			63,520	969,950
NSTAR			32,300	1,092,386
PG&E Corp.			57,700	2,418,784
TECO Energy Inc.			68,000	1,042,440

Total Multi-Utilities				5,523,560

TOTAL UTILITIES				10,918,567

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $473,125,369)				500,126,182

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
State Street Bank & Trust Co., dated 02/26/10; Proceeds due at maturity - $7,023,006; (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/15/10; Market value - $7,165,695) (Cost - $7,023,000)	0.010%	3/1/10	$7,023,000	7,023,000

TOTAL INVESTMENTS - 99.6% (Cost - $480,148,369#)				507,149,182
Other Assets in Excess of Liabilities - 0.4%				1,953,701

TOTAL NET ASSETS - 100.0%				$509,102,883

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$500,126,182	—	—	$500,126,182
Short-term investment†	—	$7,023,000	—	7,023,000

Total investments	$500,126,182	$7,023,000	—	$507,149,182

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the

Notes to Schedule of Investments (unaudited) (continued)

counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,769,553
Gross unrealized depreciation	(23,768,740)

Net unrealized appreciation	$27,000,813

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010 the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 19, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 19, 2010